Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss), Derivative Qualifying as Hedge, Excluded Component, Including Portion Attributable to Noncontrolling Interest	Retained Earnings
Balance at the beginning at Dec. 31, 2020	$ 47,293	$ 2	$ 135,292		$ (88,001)
Balance at the beginning (in shares) at Dec. 31, 2020		18,257,000
Issuance of common stock upon Business Combination and PIPE Financing, net of transaction costs and warrant liabilities	114,465	$ 2	114,463
Issuance of common stock upon Business Combination and PIPE Financing, net of issuance costs and warrant liabilities, shares		16,441,000
Exercises of stock options	411		411
Exercises of stock options, shares		161,000
Reclassification to liability for early exercised stock options	(225)		(225)
Vesting of early exercised stock options	207		207
Repurchase of early exercised stock options, shares		(1,000)
Repurchase and cancelation of common stock	0
Restricted stock granted, shares		193,000
Restricted stock forfeited, shares		(16,000)
Stock-based compensation expense	2,316		2,316
Other comprehensive loss	(119)			$ (119)
Net loss	(54,648)				(54,648)
Balance at the end at Dec. 31, 2021	109,700	$ 4	252,464	(119)	(142,649)
Balance at the end (in shares) at Dec. 31, 2021		35,034,000
Reclassification to liability for early exercised stock options	101		101
Repurchase of early exercised stock options, shares		(11,000)
Issuance of common stock under Equity Purchase Agreement(Value)	273		273
Issuance of common stock under Equity Purchase Agreement (Share)		100,000
Issuance of common stock under employee stock purchase plan (Share)		347,000
Issuance of common stock under employee stock purchase plan	143		143
Repurchase and cancelation of common stock	(2,607)	$ (1)	(2,606)
Repurchase and cancellation of common stock (Share)		(5,382,000)
Stock-based compensation expense	4,517		4,517
Other comprehensive loss	(122)			(122)
Net loss	(36,004)				(36,004)
Balance at the end at Dec. 31, 2022	$ 76,001	$ 3	$ 254,892	$ (241)	$ (178,653)
Balance at the end (in shares) at Dec. 31, 2022		30,088,000